Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Cost Of Revenues
Schedule of Cost of Revenues

The following is a summary of cost of revenues for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue sharing fees	1,368,498	1,377,765	2,069,133
Salary and welfare benefits	45,273	28,600	44,129
Payment handling costs	21,076	20,836	37,859
Bandwidth costs	39,424	36,218	33,053
Share-based compensation expense	3,845	1,788	556
Others	8,281	9,741	12,865
Total	1,486,397	1,474,948	2,197,595